UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: March 31, 2012 Check here if Amendment |_|; Amendment Number: _____
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 04/26/2012
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 26
            Form 13F Information Value Total (thousands): $206,105 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
ALLEGHANY CORP DEL          COM                 017175 10 0       6890   20938   SH            SOLE              20938
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        243       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2      13078  161168   SH            SOLE             161168
CALAMOS ASSET MGMT INC      CL A                12811R 10 4      10944  834812   SH            SOLE             834812
COLGATE PALMOLIVE CO        COM                 194162 10 3        279    2856   SH            SOLE               2856
D S T SYSTEMS INC           COM                 233326 10 7      10249  189009   SH            SOLE             189009
DELL INC                    COM                 24702R 10 1       9123  549754   SH            SOLE             549754
DIAGEO P L C                SPON ADR NEW        25243Q 20 5       4470   46327   SH            SOLE              46327
Exxon Mobil Corp            COM			30231G 10 2	   204    2354   SH            SOLE               2354
ILLINOIS TOOL WKS INC       COM                 452308 10 9      12450  217972   SH            SOLE             217972
J P MORGAN CHASE & CO       COM                 46625H 10 0      15096  328320   SH            SOLE             328320
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        267   20000   SH            SOLE              20000
JOHNSON & JOHNSON           COM                 478160 10 4      14415  218555   SH            SOLE             218555
LOCKHEED MARTIN CORP        COM                 539830 10 9      13452  149706   SH            SOLE             149706
MAGNA INTL INC              COM                 559222 40 1      11302  236741   SH            SOLE             236741
MARKET VECTORS ETF TR       PHARMA ETF          57060U 21 7      12020  312552   SH            SOLE             312552
MCGRAW HILL COS INC         COM                 580645 10 9      11547  238244   SH            SOLE             238244
MERCK & CO INC NEW          COM                 58933Y 10 5      12625  328797   SH            SOLE             328797
NYSE EURONEXT               COM                 629491 10 1      11091  369586   SH            SOLE             369586
PROCTER & GAMBLE CO         COM                 742718 10 9        223    3321   SH            SOLE               3321
SYSCO CORP                  COM                 871829 10 7      10903  365165   SH            SOLE             365165
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9       1171   16215   SH            SOLE              16215
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        249    3084   SH            SOLE               3084
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9      11771  425440   SH            SOLE             425440
Vodafone Group Plc New      CALL	        92857w 20 9	    63   20700   SH      CALL  SOLE              20700
WAL MART STORES INC         COM                 931142 10 3      11967  195544   SH            SOLE             195544